Employee benefits (Details) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	₨ 276	₨ 265	₨ 252
Interest on defined benefit liability	(4)	(2)	6
Gratuity cost recognized in income statement	₨ 272	₨ 263	₨ 258